Long-Term Debt - Summary of Effective Interest Rates on Variable-Rate IDRBs (Detail)	Dec. 31, 2014	Dec. 31, 2013
2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	0.85%	1.43%
2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	0.90%	1.41%
2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Effective interest rates	0.89%	1.01%
Tax-exempt Series A, due 2028 [Member]
Debt Instrument [Line Items]
Effective interest rates	0.84%	1.07%